Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1234	94.05%
Delinquency, No Missing Data	77	5.87%
No Delinquency, At Least One Month Missing	1	0.08%
Delinquency, At Least One Month Missing	0	0.00%
Total	1312	100.00%